Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Segment Reporting [Abstract]
Summary of Financial Information by Segments

	As of and for the Three months ended December 31, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$137.7	$168.7	$58.5	$4.7	$—	$369.6
Segment Adjusted EBITDA	99.1	89.9	29.0	0.9	—	218.9
Total assets	3,078.3	1,900.7	1,027.2	34.4	232.5	6,273.1
Capital expenditures	109.2	48.1	15.1	—	—	172.4

	As of and for the Six months ended December 31, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$272.7	$335.7	$116.8	$11.2	$—	$736.4
Segment Adjusted EBITDA	195.7	178.6	57.4	2.6	—	434.3
Capital expenditures	202.7	94.8	34.1	—	—	331.6

	As of and for the Three months ended December 31, 2014
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$129.7	$161.7	$27.0	$5.5	$—	$323.9
Segment Adjusted EBITDA	89.6	85.6	13.4	1.1	—	189.7
Total assets	2,652.1	1,766.3	250.1	36.1	284.2	4,988.8
Capital expenditures	69.7	52.5	7.3	—	—	129.5

	As of and for the Six months ended December 31, 2014
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Revenue from external customers	$257.1	$321.9	$53.9	$11.6	$—	$644.5
Segment Adjusted EBITDA	174.8	168.7	26.7	2.5	—	372.7
Capital expenditures	127.8	98.8	18.2	—	—	244.8

	As of June 30, 2015
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
	(in millions)
Total assets	$2,848.9	$1,807.7	$1,013.7	$35.0	$388.7	$6,094.0

	For the year ended June 30, 2015
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$531.3	$648.0	$144.6	$23.2	$—	$1,347.1
Segment Adjusted EBITDA	364.3	339.2	73.8	5.3	—	782.6
Total assets	2,848.9	1,807.7	1,013.7	35.0	388.7	6,094.0
Capital expenditures, net of stimulus grant reimbursements	279.7	195.1	55.4	0.2	—	530.4

	For the year ended June 30, 2014
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$419.8	$606.2	$75.6	$28.1	$—	$1,129.7
Segment Adjusted EBITDA	288.2	326.7	37.4	8.0	—	660.3
Total assets	2,714.6	1,739.1	157.9	43.1	326.2	4,980.9
Capital expenditures, net of stimulus grant reimbursements	181.0	151.6	28.2	—	—	360.8

	For the year ended June 30, 2013
	(in millions)
	Dark Fiber Solutions	Network Connectivity	Colocation and Cloud Infrastructure	Other	Corp/ Eliminations	Total
Revenue from external customers	$358.8	$570.5	$54.2	$27.8	$(0.3)	$1,011.0
Segment Adjusted EBITDA	250.7	278.3	25.4	6.2	(0.1)	560.5
Total assets	2,213.2	1,685.5	98.3	32.4	122.7	4,152.1
Capital expenditures, net of stimulus grant reimbursements	165.8	143.0	14.5	—	—	323.3

Reconciliation from net earnings/(loss) to Adjusted EBITDA by segment and on a consolidated basis

Reconciliation from Total Segment Adjusted EBITDA to net loss from operations

	For the year ended June 30,
	2015	2014	2013
	(in millions)
Total Segment Adjusted EBITDA	$782.6	$660.3	$560.5
Interest expense	(214.0)	(203.5)	(202.5)
Depreciation and amortization expense	(406.2)	(338.2)	(324.5)
Transaction costs	(5.9)	(4.5)	(14.2)
Stock-based compensation	(200.7)	(253.7)	(105.8)
Loss on extinguishment of debt	(94.3)	(1.9)	(77.3)
Unrealized foreign currency gain/(loss)	(24.4)	4.7	0.1
Non-cash loss on investments	(0.9)	—	—
Net loss from continuing operations before provision for income taxes	$(163.8)	$(136.8)	$(163.7)

Schedule of Geographical Information

The following is a summary of geographical information (in millions):

	For the year ended June 30,
	2015	2014	2013
Revenue from external customers:
United States	$1,193.5	$1,059.3	$953.1
United Kingdom	119.0	70.3	57.5
Japan	—	0.1	0.4
France	34.6	—	—
Total Revenue	$1,347.1	$1,129.7	$1,011.0
Long-lived assets:
United States	$3,848.0	$3,140.2	2,995.3
United Kingdom	405.3	429.9	120.2
Japan	0.3	0.3	—
France	48.7	—	—
Total Long-lived assets	$4,302.3	$3,570.4	$3,115.5